MARTIN CAPITAL OPPORTUNITY FUNDS

                       Supplement Dated January 31, 2001
                       To Prospectus Dated August 30, 2000



Effective January 31, 2001, shares of Austin Opportunity Fund and Texas Opportunity Fund are no longer available for purchase or exchange.